INTEREST EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of interest expenses [Abstract]
Interest on bank loans	$ 14,119	$ 6,231	$ 7,128
Interest on non-bank loan	0	1,808	2,797
Amortisation of upfront fees on bank loans	1,539	1,263	1,831
Other finance cost	61	1,095	870
Interest on lease liabilities	1,414	1,901	2,480
Interest Expense	$ 17,133	$ 12,298	$ 15,106